Transactions with Related Parties - Management Fees (Table) (Details) (Management Agreement with Tsakos Energy Management Limited, USD $) In Thousands, unless otherwise specified	Jun. 30, 2014
Management Agreement with Tsakos Energy Management Limited
Related Party Transaction [Line Items]
July to December 2014	$ 9,140
2015	18,280
2016	18,283
2017	18,730
2018	18,922
2019 to 2024	104,071
Total	$ 187,426